BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2021
Inventory

Inventory

Inventory is valued at the lower of cost and net realizable value. Net realizable value is determined with reference to the estimated selling price. The Company estimates selling price based upon assumptions about future demand and current and anticipated retail market conditions. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices.

Contingencies

Contingencies

The assessment of contingencies involves the exercise of significant judgment and estimates of the outcome of future events. In assessing loss contingencies related to legal proceedings that are pending against the Company and that may result in regulatory or government actions that may negatively impact the Company’s business or operations, the Company and its legal counsel evaluate the perceived merits of the legal proceeding or unasserted claim or action as well as the perceived merits of the nature and amount of relief sought or expected to be sought, when determining the amount, if any, to recognize as a contingent liability or when assessing the impact on the carrying value of the Company’s assets. Contingent assets are not recognized in the consolidated financial statements.

Useful lives of equipment and intangible assets

Useful lives of equipment and intangible assets

Estimates of the useful lives of equipment and intangible assets are based on the period over which the assets are expected to be available for use. The estimated useful lives are reviewed annually and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence, and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of the relevant assets may be based on internal technical evaluation and experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of the equipment would increase the recorded expenses and decrease the non-current assets.

Significant judgments

Significant judgments

The preparation of consolidated financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s consolidated financial statements include:

Business combinations

Business combinations

The definition of whether a set of assets acquired and liabilities assumed constitute a business may require the company to make certain judgements taking into account all facts and circumstances. A business is presumed to be an integrated set of activities and assets capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs, or economic benefits.

Business combination versus asset acquisition

Business combination versus asset acquisition

The Company considered the applicability of IFRS 3 – Business Combinations (“IFRS 3”) with respect to the Acquisitions (Notes 3, 4, and 5). IFRS 3 defines a business as having a system where inputs enter a process to produce outputs. The Company has determined that the acquisition of Dronelogics Systems Inc. and Vital Intelligence Inc. are business combinations and, accordingly, have accounted for as such.

Other significant judgments

Other significant judgments

−	The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
−	the classification of financial instruments;
−	the assessment of revenue recognition using the five-step approach under IFRS 15 and the collectability of amounts receivable;
−	the determination of whether a set of assets acquired and liabilities assumed constitute a business; and
−	the determination of the functional currency of the company.

Foreign currency translation

Foreign currency translation

Transactions in foreign currencies are translated into Canadian dollars at rates of exchange at the time of such transactions. Monetary assets and liabilities are translated at the reporting period rate of exchange. Non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses denominated in a foreign currency are translated at the monthly average exchange rate. Gains and losses resulting from the translation adjustments are included in income.

The functional currencies for the parent company and each subsidiary are as follows:

Draganfly Inc.	Canadian Dollar
Draganfly Innovations Inc.	Canadian Dollar
Draganfly Innovations USA, Inc.	US Dollar
Dronelogics Systems Inc.	Canadian Dollar

Financial statements of subsidiaries for which the functional currency is not the Canadian dollar are translated into Canadian dollars as follows: all asset and liability accounts are translated at the year-end exchange rate and all earnings and expense accounts and cash flow statement items are translated at average exchange rates for the year. The resulting translation gains and losses are recorded as exchange differences on translating foreign operations in other comprehensive income.

Share-based payments

Share-based payments

The Company operates a stock option plan. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the option reserve. The fair value of options is determined using a Black–Scholes Option Pricing Model. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Amounts recorded for forfeited or expired unexercised options are transferred to deficit in the year of forfeiture or expiry. Amounts recorded for forfeited unvested options are reversed in the period the forfeiture occurs.

Share-based payment expense relating to cash-settled awards, including restricted share units is accrued over the vesting period of the units based on the quoted market value of Company’s common shares. As these awards will be settled in cash, the expense and liability are adjusted each reporting period for changes in the underlying share price.

Restricted Share Units

Restricted Share Units

The restricted share units (“RSUs”) entitle employees, directors, or officers to cash payments payable upon vesting based on vesting terms determined by the Company’s Board of Directors at the time of the grant. RSUs are measured at the fair value of awards on the grant date using the prior days closing price. Amounts recorded for forfeited unvested RSUs are reversed in the period the forfeiture occurs. The expense is recognized on a graded vesting basis over the vesting period, with a corresponding charge to profit or loss.

Loss per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. For the periods presented, the Company incurred a loss and therefore basic loss per share equals diluted loss per share.

a)	Financial assets

Classification and measurement

The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

2. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (CONT’D)

The classification of debt instruments is driven by the business model for managing the financial assets and their contractual cash flow characteristics. Debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the business model is not to hold the debt instrument, it is classified as FVTPL. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL, for other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument by-instrument basis) to designate them as at FVTOCI.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the income statement. Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in the income statement in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.

Financial assets at FVTOCI

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income.

There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any impairment. They are classified as current assets or non-current assets based on their maturity date.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Derecognition of financial assets

Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized in the income statement. Gains or losses on financial assets classified as FVTOCI remain within accumulated other comprehensive income.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

2. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (CONT’D)

b)	Financial liabilities

The Company classifies its financial liabilities into one of two categories as follows:

Fair value through profit or loss (FVTPL) - This category comprises derivatives and financial liabilities incurred principally for the purpose of selling or repurchasing in the near term. They are carried at fair value with changes in fair value recognized in profit or loss.

Other financial liabilities - This category consists of liabilities carried at amortized cost using the effective interest method. Trade payables, customer deposits and loans are included in this category. The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

Derecognition of financial liabilities

Financial liabilities are derecognized when its contractual obligations are discharged, cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Gains and losses on derecognition are generally recognized in profit or loss.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If indicators exist, then the asset’s recoverable amount is estimated. The recoverable amounts of the following types of intangible assets are measured annually, whether or not there is any indication that it may be impaired:

●	an intangible asset with an indefinite useful life;
●	an intangible asset not yet available for use; and
●	goodwill recognized in a business combination.

The recoverable amount of an asset or cash-generating unit (“CGU”) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest identifiable group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the statement of comprehensive loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the units, and then to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis.

In respect of assets other than goodwill and intangible assets that have indefinite useful lives, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed in a subsequent period when there has been an increase in the recoverable amount of a previously impaired asset or CGU. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Income taxes

Income taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax:

Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Inventory

Inventory

Inventory consists of raw materials for manufacturing of multi-rotor helicopters, industrial areal video systems, civilian small unmanned aerial systems or vehicles, health monitoring equipment, and wireless video systems. Inventory is initially valued at cost and subsequently at the lower of cost and net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the weighted average cost basis. The Company reviews inventory for obsolete and slow-moving goods and any such inventory is written-down to net realizable value.

Revenue recognition

Revenue recognition

Revenue comprises the fair value of consideration received or receivable for the sale of goods and consulting services in the ordinary course of the Company’s business. Revenue is shown net of return allowances and discounts.

Sales of goods

The Company manufactures and sells a range of multi-rotor helicopters, industrial aerial video systems, and civilian small unmanned aerial systems or vehicles. Sales are recognized at a point-in-time when control of the products has transferred, being when the products are delivered to the customer and there is no unfulfilled obligation that could affect the customer’s acceptance of the products. Delivery occurs when the products have been shipped to the specific location or picked up by the customer, the risks of obsolescence and loss have been transferred to the customer.

Revenue from these sales is recognized based on the price specified in the contract, net of the estimated discounts and returns. Accumulated experience is used to estimate and provide for the discounts and returns, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. To date, returns have not been significant. No element of financing is deemed present as the sales are made with a credit term of 30 days, which is consistent with market practice.

Some contracts include multiple deliverables, such as the manufacturing of hardware and support. Support is performed by another party and does not include an integration service. It is therefore accounted for as a separate performance obligation. In this case, the transaction price will be allocated to each performance obligation based on the stand-alone selling prices. Where these are not directly observable, they are estimated based on expect cost plus margin.

A receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Services

The Company provides consulting, custom engineering, drones as a service, and investigating and solving on a project-by-project basis under fixed-price and variable price contracts. Revenue from providing services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided. This is determined based on the actual labour hours spend relative to the total expected labour hours. If contracts include the manufacturing of hardware, revenue for the hardware is recognized at a point in time when the hardware is delivered, the legal title has passed and the customer has accepted the hardware.

Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

2. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (CONT’D)

In case of fixed-price contracts, the customer pays the fixed amount based on a payment schedule. If the services rendered by the Company exceed the payment, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized. If the contract includes an hourly fee, revenue is recognized in the amount to which the Company has a right to invoice. Customers are invoiced on a monthly basis and consideration is payable when invoiced.

Cost of Goods Sold

Cost of Goods Sold

Cost of sales includes the expenses incurred to acquire and produce inventory for sale, including product costs, freight costs, as well as provisions for reserves related to product shrinkage, excess or obsolete inventory, or lower of cost and net realizable value adjustments as required.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

An intangible asset is an identifiable asset without physical substance. An asset is identifiable if it is separable, or arises from contractual or legal rights, regardless of whether those rights are transferrable or separable from the Company or from other rights and obligations. Intangible assets include intellectual property, which consists of patent and trademark applications.

Intangible assets acquired externally are measured at cost less accumulated amortization and impairment losses. The cost of a group of intangible assets acquired is allocated to the individual intangible assets based on their relative fair values. The cost of intangible assets acquired externally comprises its purchase price and any directly attributable cost of preparing the asset for its intended use. Research and development costs incurred subsequent to the acquisition of externally acquired intangible assets and on internally generated intangible assets are accounted for as research and development costs.

Intangible assets with finite useful lives are amortized on a straight line basis over the expected life of each intellectual property to write off the cost of the assets from the date they are available for use.

Goodwill represents the excess of the value of the consideration transferred over the fair value of the net identifiable assets and liabilities acquired in a business combination. Goodwill is allocated to the cash generating unit to which it relates.

Equipment

Equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the statement of comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the statement of comprehensive loss.

Depreciation is generally calculated on a declining balance method to write off the cost of the assets to their residual values over their estimated useful lives. Depreciation for leasehold improvements is fully expensed over the expected term of the lease. The depreciation rates applicable to each category of equipment are as follows:

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

2. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (CONT’D)

Class of equipment	Depreciation rate
Computer equipment	30%
Furniture and equipment	20%
Leasehold improvements	Over expected life of lease
Software	30%
Vehicles	30%

Research and development expenditures

Research and development expenditures

Expenditures on research are expensed as incurred. Research activities include formulation, design, evaluation and final selection of possible alternatives, products, processes, systems or services. Development expenditures are expensed as incurred unless the Company can demonstrate all of the following: (i) the technical feasibility of completing the intangible asset so that it will be available for use or sale; (ii) its intention to complete the intangible asset and use or sell it; (iii) its ability to use or sell the intangible asset; (iv) how the intangible asset will generate probable future economic benefits. Among other things, the Company can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset; (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and (vi) its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Government Assistance

Government Assistance

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the period that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, the cost of the asset is reduced by the amount of the grant and the grant is recognized as income in equal amounts over the expected useful life of the asset.

SR&ED Investment tax credits

SR&ED Investment tax credits

The Company claims federal investment tax credits as a result of incurring scientific research and experimental development (“SR&ED”) expenditures. Federal investment tax credits are recognized when the related expenditures are incurred and there is reasonable assurance of their realization. Federal investment tax credits are accounted for as a reduction of research and development expense for items of a period expense nature or as a reduction of property and equipment for items of a capital nature. Management has made a number of estimates and assumptions in determining the expenditures eligible for the federal investment tax credit claim. It is possible that the allowed amount of the federal investment tax credit claim could be materially different from the recorded amount upon assessment by Canada Revenue Agency.

The Company claims provincial investment tax credits as a result of incurring SR&ED expenditures. Provincial investment tax credits are recognized when the related expenditures are incurred and there is reasonable assurance of their realization. Management has made a number of estimates and assumptions in determining the expenditures eligible for the provincial investment tax credit claim. The provincial investment tax credits are refundable and have been recorded as a SR&ED tax credit receivable, and as a reduction in research and development expenses on the statement of comprehensive loss. It is possible that the allowed amount of the provincial investment tax credit claim could be materially different from the recorded amount upon assessment by Canada Revenue Agency and the Alberta Tax and Revenue Administration.

Leases

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date, the lease liability is recognized at the present value of the future lease payments and discounted using the interest rate implicit in the lease or the Company’s incremental borrowing rate. A corresponding right-of-use (“ROU”) asset will be recognized at the amount of the lease liability, adjusted for any lease incentives received and initial direct costs incurred. Over the term of the lease, financing expense is recognized on the lease liability using the effective interest rate method and charged to net income, lease payments are applied against the lease liability and depreciation on the ROU asset is recorded by class of underlying asset.

The lease term is the non-cancellable period of a lease and includes periods covered by an optional lease extension option if reasonably certain the Company will exercise the option to extend. Conversely, periods covered by an option to terminate are included if the Company does not expect to end the lease during that time frame. Leases with a term of less than twelve months or leases for underlying low value assets are recognized as an expense in net income on a straight-line basis over the lease term.

A lease modification will be accounted for as a separate lease if it materially changes the scope of the lease. For a modification that is not a separate lease, on the effective date of the lease modification, the Company will remeasure the lease liability and corresponding ROU asset using the interest rate implicit in the lease or the Company’s incremental borrowing rate. Any variance between the remeasured ROU asset and lease liability will be recognized as a gain or loss in net income to reflect the change in scope.